                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137892


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

         POLARIS PLATINUM II DATED JANUARY 29, 2007 (B4304PRO, B4306PRO)
       POLARIS PLATINUM II DATED JANUARY 2, 2007 (R3456PNR.5, R3456PRO.6,
                             B3884PRO.3, B3483PRO.6)
          POLARIS II PLATINUM SERIES DATED JANUARY 2, 2007 (R3908PRO.1)
         POLARIS PREFERRED SOLUTION DATED JANUARY 2, 2007 (R4142PRO.1)
                POLARIS CHOICE II DATED MAY 1, 2006 (B3885PRO.1)
        POLARIS CHOICE III DATED JANUARY 2, 2007 (B4221PRO.1, R4180PRO.1)
             POLARIS CHOICE III DATED JANUARY 29, 2007 (B4307PRO.1)
           POLARIS ADVISOR VARIABLE DATED JANUARY 2, 2007 (R3463PRO.2)
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                          VARIABLE ANNUITY ACCOUNT FOUR
                  SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

            ANCHOR ADVISOR DATED MAY 1, 2006 (V1648PRO.4, V1732PRO.4)
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                          VARIABLE ANNUITY ACCOUNT FIVE
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

              SEASONS SELECT II DATED JANUARY 2, 2007 (J3547PRO.6)
                SEASONS ELITE DATED JANUARY 2, 2007 (J4199PRO.1)
              SEASONS ADVISOR II DATED JANUARY 2, 2007 (J3548PRO.6)
          SEASONS PREFERRED SOLUTION DATED JANUARY 2, 2007 (J3730PRO.1)
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                POLARIS PLUS DATED JANUARY 2, 2007 (R2066PRO.4)
          POLARIS II ASSET MANAGER DATED AUGUST 28, 2006 (R2570PRO.3)
      POLARIS II A-CLASS PLATINUM SERIES DATED JANUARY 2, 2007 (R3855PRO.3)
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THE FOLLOWING IS ADDED TO THE "OTHER INFORMATION" SECTION OF THE PROSPECTUS:

American International Group, Inc.'s ("AIG") Annual Report on Form 10-K for the year ended December 31, 2006 was filed on March 1, 2007 with the Securities and Exchange Commission ("SEC").

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


Dated: March 2, 2007

                Please keep this Supplement with your Prospectus

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